Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	Changyou.com Ltd
Entity Central Index Key	0001458696
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Public Float	$ 0
Common Class A [Member]
Entity Common Stock, Shares Outstanding	20,733,250
Common Class B [Member]
Entity Common Stock, Shares Outstanding	84,290,000